Reconciliation of Financial Statements to Form 5500 (in thousands)	12 Months Ended
Dec. 31, 2025
EBP INVSAL
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500 (in thousands)	Reconciliation of Financial Statements to Form 5500 (in thousands)
The following is a reconciliation of the financial statements as of and for the year ended December 31, 2025 to the Form 5500:

	2025	2024
Net assets available for benefits per the financial statements	$5,105,026	$4,063,234
Amounts allocated to withdrawing participants	(108)	(3,689)

Net assets available for benefits per the Form 5500	$5,104,918	$4,059,545

Benefits paid directly to participants per the financial statements	$380,391
Add: Amounts allocated to withdrawing participants at December 31, 2025	108
Less: Amounts allocated to withdrawing participants at December 31, 2024	(3,689)

Benefits paid to participants per the Form 5500	$376,810

Net increase in net assets available for benefits per the financial statements	$672,639
Change in amounts allocated to withdrawing participants	3,581

Net income per the Form 5500	$676,220